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  PSIE-1-201
  PSIE-1-201x

                      JP MORGAN INTERNATIONAL EQUITY FUNDS
                        SUPPLEMENT DATED MARCH 21, 2001
                       PROSPECTUS DATED FEBRUARY 28, 2001

THE FLEMING INTERNATIONAL GROWTH FUND AND THE FLEMING PACIFIC REGION FUND ARE CURRENTLY NOT AVAILABLE TO INVESTORS.

                                                                     PSIE(S)-301